Common Stock Options, Restricted Stock Units and Restricted Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Stock Options, Restricted Stock Units and Restricted Stock [Abstract]
Schedule of Stock Option Activity Under Omnibus Plan	A summary of option activity under the Company’s Omnibus Plan as of June 30, 2026, and changes during the period then ended, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Balance outstanding at December 31, 2025	236	$28,842	3.16
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Cancelled or expired	(53)	59,264	—
Balance outstanding at June 30, 2026	183	$20,031	3.23
Exercisable at June 30, 2026	183	$20,031	3.23
A summary of option activity under the Company’s Omnibus Plan as of December 31, 2025, and changes during the year then ended, is presented below:

			Weighted
			Average
		Weighted	Remaining
	Number of Options	Average Exercise Price	Contractual Term (Years)
Balance outstanding at December 31, 2024	278	$30,628.90	5.35
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Cancelled or expired	(42)	40,669.17	—
Balance outstanding at December 31, 2025	236	$28,842.08	3.16
Exercisable at December 31, 2025	216	$30,862.14	2.80